Derivative Warrant Liabilities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 20, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Warrant Liabilities [Line Items]
Fair value adjustment of warrants		$ 0	$ (4,678)	$ 534	$ (13,420)
Common Stock [Member]
Derivative Warrant Liabilities [Line Items]
Number of securities issued by each warrant	5,519,280
Stock issued during period, shares, new issues	2,149,000
Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Fair value adjustment of warrants				$ (500)	$ 13,400
Treasury Stock, Common [Member]
Derivative Warrant Liabilities [Line Items]
Number of securities issued by each warrant	4,105,948
IPO [Member] | DMY [Member] | Common Class A [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share							$ 11.5
Private Placement [Member] | DMY [Member] | DMY Sponsor [Member] | Common Stock [Member]
Derivative Warrant Liabilities [Line Items]
Number of securities issued by each warrant		1		1
Private Placement [Member] | DMY [Member] | Common Class A [Member] | DMY Sponsor [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share							$ 11.5
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise				0
Exercise price per share						$ 11.5
Proceeds from warrants exercises	$ 6,800
Public Warrants [Member] | Common Stock [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share	$ 3.1816
Public Warrants [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected to exercise in cash basis	2,149,000
Public Warrants [Member] | IPO [Member] | DMY [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise							9,200,000
Public Warrants [Member] | Warrant Exercise Price on cashless basis Range one [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise	4,685,987
Exercise price per share	$ 3.1816
Public Warrants [Member] | Warrant Exercise Price on cashless basis Range Two [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price per share	$ 3.2933
Warrants elected To exercise In cashless basis	833,293
Public Warrants [Member] | From The Completion Of Business Combination [Member]
Derivative Warrant Liabilities [Line Items]
Warrants exercisable term from the date of completion of business combination						30 days
Public Warrants [Member] | From The Closing Of Initial Public Offer [Member]
Derivative Warrant Liabilities [Line Items]
Warrants exercisable term from the closing of IPO						12 months
Private Placement Warrants [Member] | Private Placement [Member] | DMY [Member] | DMY Sponsor [Member]
Derivative Warrant Liabilities [Line Items]
Warrants elected To exercise							5,013,333